Other intangible assets (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Other Intangible Assets Details
Cost	$ 6,894	$ 6,769
Less: accumulated amortization	(2,507)	(2,179)
Total	$ 4,387	$ 4,590